Segment and geographic information (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer [Member]
Segment Reporting Information [Line Items]
customer accounted for 10% or more of the Group’s net revenues	0	0	0
Customer Segment [Member]
Segment Reporting Information [Line Items]
Number of Reportable Segments	2